Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback

Our Board adopted the NRx Pharmaceuticals, Inc. Compensation Recovery Policy (the “Clawback Policy”), on November 20, 2023. The Clawback Policy is designed to comply with Rule 10D-1 of the Exchange Act and Nasdaq Listing Rule 5608, which provides for recoupment of incentive compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under the relevant securities laws. The Clawback Policy applies to our current and former executive officers. Compensation that is granted, earned or vested based wholly or in part upon attainment of a Financial Reporting Measure (as defined in the Clawback Policy) is subject to recoupment. A copy of the Clawback policy is filed as Exhibit 97.1 to the Company's Annual Report on Form 10-K for the year ended December 31, 2023, filed on March 29, 2024.